Assumptions Used to Measure Benefit Obligations (Detail)	Jun. 30, 2011	Jun. 30, 2010
Minimum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	2.00%	1.75%
Average increase in compensation	2.00%	2.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.87%	6.00%
Average increase in compensation	5.00%	4.50%
U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.45%	5.30%
Average increase in compensation	5.21%	5.21%